FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4229


                       Churchill Cash Reserves Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: June 30, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                          Churchill Cash Reserves Trust

                                June 30, 2005

                                   (unaudited)


Cash and Net Assets -100.0%                                             $1,002



                 See accompanying notes to financial statements.


                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chair of the Board
      August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chair of the Boar
	August 24, 2005


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 24, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 24, 2005